Financial Instruments - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers between Level 1 and Level 2	$ 0		$ 0
Gross transfers into level 3	1.9		3.8
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into (out of) Level 3	(15.4)		(45.1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(17.3)		(48.9)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	164.5		195.8
Included in earnings	(4.7)		3.6
Included in other comprehensive income	(27.4)		10.0
Other	4.3	[1]	12.1	[1]
Purchases	75.0		89.5
Sales	(23.1)		(69.6)
Settlements	(11.0)		(31.8)
Transfers into (out of) Level 3	(15.4)		(45.1)
Ending balance	162.2		164.5
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	43.9		52.7
Included in earnings	(0.5)		0.5
Included in other comprehensive income	0.5		(3.4)
Other	0.4	[1]	(0.2)	[1]
Purchases	10.5		41.5
Sales	(12.4)		(27.2)
Settlements	(1.1)		(5.4)
Transfers into (out of) Level 3	(9.7)		(14.6)
Ending balance	31.6		43.9
Fair Value, Measurements, Recurring | U.S. corporate securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	31.2
Included in earnings	(4.0)
Included in other comprehensive income	(2.0)
Other	(0.4)	[1]
Purchases	42.9
Sales	(1.5)
Settlements	(2.3)
Transfers into (out of) Level 3	(5.7)
Ending balance	58.2
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			20.1
Included in earnings			4.0
Included in other comprehensive income			(3.8)
Other			0	[1]
Purchases			3.1
Sales			(2.5)
Settlements			(10.4)
Transfers into (out of) Level 3			(3.0)
Ending balance			7.5
Fair Value, Measurements, Recurring | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	44.2		22.1
Included in earnings	(0.1)		2.8
Included in other comprehensive income	(26.0)		21.2
Other	4.3	[1]	11.2	[1]
Purchases	5.0		13.0
Sales	(9.2)		(26.1)
Settlements	(0.1)		0
Transfers into (out of) Level 3	0		0
Ending balance	18.1		44.2
Fair Value, Measurements, Recurring | Commercial Mortgage-Back And Other Securities Member [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	45.2
Included in earnings	(0.1)
Included in other comprehensive income	0.1
Other	0	[1]
Purchases	16.6
Sales	0
Settlements	(7.5)
Transfers into (out of) Level 3	0
Ending balance	54.3
Fair Value, Measurements, Recurring | Other [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			100.9
Included in earnings			(3.7)
Included in other comprehensive income			(4.0)
Other			1.1	[1]
Purchases			31.9
Sales			(13.8)
Settlements			(16.0)
Transfers into (out of) Level 3			(27.5)
Ending balance			68.9
Separate Accounts Transfers [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	0		0
Transfers between Level 1 and Level 2	$ 0		$ 0

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.